Schedule of Investments (unaudited)
April 30, 2025
iShares® Self-Driving EV and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
Pilbara Minerals Ltd.(a)	2,509,926	$2,418,157
Canada — 0.7%
NFI Group Inc.(a)	113,962	958,914
China — 28.3%
BYD Co. Ltd., Class H	173,000	8,216,844
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	390,280	951,530
Li Auto Inc., Class A(a)	520,700	6,344,558
NIO Inc., Class A(a)(c)	1,268,260	5,079,943
Tianneng Power International Ltd.	646,000	537,763
Tianqi Lithium Corp., Class H(c)	134,600	400,120
XPeng Inc., Class A(a)	918,100	8,546,604
Zeekr Intelligent Technology Holding Ltd., ADR(a)(c)	227,104	4,882,736
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	649,300	4,646,582
		39,606,680
France — 5.2%
Forvia SE	67,582	522,051
Renault SA	127,977	6,797,010
		7,319,061
Germany — 2.6%
Continental AG	46,944	3,669,831
Israel — 0.1%
Electreon Wireless Ltd.(a)(c)	5,537	121,119
Japan — 1.5%
GS Yuasa Corp.	89,400	1,570,301
TS Tech Co. Ltd.	40,300	455,499
		2,025,800
South Korea — 13.3%
Hyundai Mobis Co. Ltd.	26,356	4,947,248
LG Chem Ltd.	31,453	4,767,025
LG Energy Solution Ltd.(a)	21,435	4,890,422
Samsung SDI Co. Ltd.	29,809	3,691,266
Sebang Global Battery Co. Ltd.	5,498	266,424
		18,562,385
Sweden — 0.3%
Polestar Automotive Holding U.K. PLC, Class A(a)(c)	451,428	469,485
Switzerland — 3.8%
ABB Ltd., Registered	99,642	5,262,168
Taiwan — 0.7%
Advanced Energy Solution Holding Co. Ltd.	30,000	800,870
Darfon Electronics Corp.	179,000	212,737
		1,013,607
United Kingdom — 0.8%
Spectris PLC	42,450	1,136,400
United States — 26.9%
Adient PLC(a)	35,958	454,869
Albemarle Corp.	56,286	3,295,544
Aptiv PLC(a)(c)	101,286	5,779,379
Aurora Innovation Inc., Class A(a)(c)	419,177	3,034,842
Autoliv Inc.	34,128	3,181,754
Blue Bird Corp.(a)	30,628	1,067,998
ChargePoint Holdings Inc.(a)(c)	374,589	233,294
CTS Corp.	12,721	484,416
EVgo Inc., Class A(a)	96,703	266,900
Gentex Corp.	98,598	2,147,464
Security	Shares	Value
United States (continued)
Gentherm Inc.(a)	13,217	$343,774
Lear Corp.	23,565	2,020,699
Lucid Group Inc., Class A(a)(c)	858,637	2,155,179
Ouster Inc.(a)	19,731	146,601
QuantumScape Corp., Class A(a)(c)	345,073	1,349,235
Rivian Automotive Inc., Class A(a)(c)	454,338	6,206,257
Serve Robotics Inc.(a)(c)	25,895	159,772
Tesla Inc.(a)(c)	15,173	4,281,214
Visteon Corp.(a)(c)	11,808	935,076
		37,544,267
Total Common Stocks — 85.9% (Cost: $141,650,827)		120,107,874
Preferred Stocks
Chile — 3.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	132,428	4,559,297
Germany — 9.6%
Porsche Automobil Holding SE, Preference Shares, NVS	148,078	6,105,381
Volkswagen AG, Preference Shares, NVS	67,196	7,311,621
		13,417,002
Total Preferred Stocks — 12.8% (Cost: $22,747,295)		17,976,299
Rights
South Korea — 0.1%
Samsung SDI Co. Ltd., (Expires 05/29/25, Strike Price KRW 146,200.00)(a)	4,145	100,454
Total Rights — 0.1% (Cost: $—)		100,454
Total Long-Term Investments — 98.8% (Cost: $164,398,122)		138,184,627
Short-Term Securities
Money Market Funds — 21.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	29,445,375	29,457,153
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	190,000	190,000
Total Short-Term Securities — 21.2% (Cost: $29,648,065)		29,647,153
Total Investments — 120.0% (Cost: $194,046,187)		167,831,780
Liabilities in Excess of Other Assets — (20.0)%		(28,014,384)
Net Assets — 100.0%		$139,817,396

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Self-Driving EV and Tech ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,599,493	$—	$(14,151,803)(a)	$9,568	$(105)	$29,457,153	29,445,375	$744,839 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	100,000 (a)	—	—	—	190,000	190,000	3,232	—
				$9,568	$(105)	$29,647,153		$748,071	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	2	06/20/25	$559	$(5,186)
Euro STOXX 50 Index	9	06/20/25	524	(3,921)
				$(9,107)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Self-Driving EV and Tech ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$43,855,402	$76,252,472	$—	$120,107,874
Preferred Stocks	4,559,297	13,417,002	—	17,976,299
Rights	100,454	—	—	100,454
Short-Term Securities
Money Market Funds	29,647,153	—	—	29,647,153
	$78,162,306	$89,669,474	$—	$167,831,780
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,186)	$(3,921)	$—	$(9,107)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares